SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment, net (Details)	Dec. 31, 2025
Software and electronic equipment | Minimum
Property, plant and equipment, net
Estimated useful lives	3 years
Software and electronic equipment | Maximum
Property, plant and equipment, net
Estimated useful lives	5 years
Buildings
Property, plant and equipment, net
Estimated useful lives	20 years